Cover	Aug. 22, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 25, 2025, CareCloud, Inc. (the “Company” or “CareCloud”) filed with the Securities and Exchange Commission (“SEC”) a Current Report on Form 8-K (the “Original Report”) to disclose that the Company, through one of its subsidiaries, had acquired Medsphere Systems Corporation, a Delaware corporation (“Medsphere”). This Amendment No. 1 (the “Amendment”) to the Original Report is being filed by the Company for the purpose of amending and supplementing Item 9.01 of the Original Report to include the annual audited and interim unaudited financial statements of Medsphere and the pro forma financial information required by Items 9.01(a) and (b) of Form 8-K and should be read in conjunction with the Original Report. Except as provided herein, the disclosures made in the Original Report remain unchanged.
Document Period End Date	Aug. 22, 2025
Entity File Number	001-36529
Entity Registrant Name	CARECLOUD, INC.
Entity Central Index Key	0001582982
Entity Tax Identification Number	22-3832302
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7 Clyde Road
Entity Address, City or Town	Somerset
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08873
City Area Code	(732)
Local Phone Number	873-5133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CCLD
Security Exchange Name	NASDAQ
8.75% Series B Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Title of 12(b) Security	8.75% Series B Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	CCLDO
Security Exchange Name	NASDAQ